Trade accounts receivable	12 Months Ended
Dec. 31, 2019
Trade accounts receivable [Abstract]
Trade accounts receivable
Note 10 – Trade accounts receivable

Trade accounts receivable are presented net of allowances for doubtful accounts. The allowance for doubtful accounts receivables at December 31, 2019 was $0.1 million (2018: $0.1 million).